Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 108
3 years	337
5 years	585
10 years	$ 1,294